Warrants - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended	0 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Nov. 25, 2013	Nov. 14, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Fair value of warrant expensed	$ 25,061	$ 13,900,400	$ 13,900,400
Warrant
Class of Warrant or Right [Line Items]
Fair value of liability	$ 0	$ 0	$ 0
Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding	4,178,782	4,178,782	4,178,782			274,420	174,420	174,420
Warrants granted			3,904,362			100,000	0
Preferred units issued as consideration, warrants price per share	$ 2.98	$ 2.98	$ 2.98	$ 2.00	$ 2.00	$ 7.08	$ 10.00	$ 10.00
Warrants expiration period				7 years	7 years
Preferred A Stock Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding	2,231,727	2,231,727	2,231,727			2,231,727	2,231,727	2,231,727
Warrants granted			0			0	0
Preferred units issued as consideration, warrants price per share	$ 0.16	$ 0.16	$ 0.16			$ 0.16	$ 0.16	$ 0.16
Preferred D Stock Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding	7,200,000	7,200,000	7,200,000			0
Warrants granted			7,200,000
Preferred units issued as consideration, warrants price per share	$ 0.025	$ 0.025	$ 0.025			$ 0
Class A And Class B Warrants
Class of Warrant or Right [Line Items]
Warrants granted			2,855,664
Class A And Class B Warrants | Minimum
Class of Warrant or Right [Line Items]
Preferred units issued as consideration, warrants price per share	$ 0.20	$ 0.20	$ 0.20
Warrants expire period			2021-04
Class A And Class B Warrants | Maximum
Class of Warrant or Right [Line Items]
Preferred units issued as consideration, warrants price per share	$ 4.92	$ 4.92	$ 4.92
Warrants expire period			2021-07
Warrants Issued Convertible Notes Payable
Class of Warrant or Right [Line Items]
Common stock warrants granted with nominal value			1,048,698
Warrants Issued Convertible Notes Payable | Minimum
Class of Warrant or Right [Line Items]
Preferred units issued as consideration, warrants price per share	$ 0.20	$ 0.20	$ 0.20
Warrants expire period			2021-02
Warrants Issued Convertible Notes Payable | Maximum
Class of Warrant or Right [Line Items]
Preferred units issued as consideration, warrants price per share	$ 4.92	$ 4.92	$ 4.92
Warrants expire period			2021-07